OPERATING SEGMENTS - Provision recognized in current year reconciliation (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Consolidated provision recognized in current year	Rp (513)	Rp (567)	Rp (474)
Operating Segments.
Disclosure of operating segments [line items]
Total segment provision	(537)	(578)	(425)
Provision recognized from other non-operating segments	(5)	(7)	(3)
Adjustment and inter-segment elimination
Disclosure of operating segments [line items]
Adjustment and inter-segment elimination	Rp 29	Rp 18	Rp (46)